Equity (Details) - USD ($)			1 Months Ended	6 Months Ended
	Jun. 10, 2020	May 14, 2020	Jul. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Equity (Details) [Line Items]
Total equity-based compensation expense				$ 1,386,000	$ 741,000
Issued an aggregate (in Shares)				173,005
Compensation costs related				$ 602,000
Unrecognized compensation cost related				$ 8,617
Recognized over a period				2 years 255 days
Cash dividend Per Shares (in Dollars per share)		$ 0.14
Dividend common share	$ 6,632	$ 7,049
Subsequent Event [Member]
Equity (Details) [Line Items]
Dividend paid			$ 417
2011 Plan [Member]
Equity (Details) [Line Items]
Total number of common shares available (in Shares)				8,000,000
Director [Member] | 2011 Plan [Member]
Equity (Details) [Line Items]
Common shares available for future grant (in Shares)				2,682,217
Employees And Directors [Member]
Equity (Details) [Line Items]
Weighted average grant date fair values of options granted (in Dollars per share)				$ 8.50
Total intrinsic value of options exercised				$ 3,481,000